UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07896
                                                    -----------

                        Gabelli Global Series Funds, Inc.
                     -------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                     -------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                     -------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                             ----------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ---------                                        ------

              CONVERTIBLE CORPORATE BONDS -- 72.1%
              AEROSPACE -- 3.0%
$  550,000    Gencorp Inc., Sub. Deb. Cv.,
                2.250%, 11/15/24 (a) .........  $   649,000
                                                -----------
              AGRICULTURE -- 1.6%
   200,000    Bunge Ltd. Financial Corp., Cv.,
                3.750%, 11/15/22 .............      337,000
                                                -----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.3%
40,000,000(b) Futaba Industrial Co. Ltd., Cv.,
                Zero Coupon, 09/30/09 ........      390,315
   125,000    Standard Motor Products Inc., Sub. Deb. Cv.,
                6.750%, 07/15/09 .............      116,250
20,000,000(b) Suzuki Motor Corp., Cv.,
                Zero Coupon, 03/31/10 ........      200,800
                                                -----------
                                                    707,365
                                                -----------
              BUSINESS SERVICES -- 2.6%
   200,000    Keane Inc., Sub. Deb. Cv.,
                2.000%, 06/15/13 .............      187,250
   253,200(c) SR Teleperformance, Cv.,
                3.250%, 01/01/08 .............      380,185
                                                -----------
                                                    567,435
                                                -----------
              COMMUNICATIONS EQUIPMENT -- 2.1%
   450,000    Agere Systems Inc., Sub. Deb. Cv.,
                6.500%, 12/15/09 .............      462,938
                                                -----------
              CONSUMER PRODUCTS -- 1.7%
   270,000    Church & Dwight Co. Inc., Deb. Cv.,
                5.250%, 08/15/33 .............      360,450
                                                -----------
              DIVERSIFIED INDUSTRIAL -- 1.9%
   850,000    Roper Industries Inc., Cv.,
                1.481%, 01/15/34 .............      410,125
                                                -----------
              EDUCATIONAL SERVICES -- 1.6%
   300,000    School Speciality Inc., Sub. Deb. Cv.,
                3.750%, 08/01/23 .............      342,375
                                                -----------
              ELECTRONICS -- 6.7%
   250,000    Asia Optical Co., Cv.,
                Zero Coupon, 10/14/08 ........      275,877
40,000,000(b) Hamamatsu Photonics KK, Cv.,
                Zero Coupon, 09/30/09 ........      417,996
   300,000    Hon Hai Precision Industry Co. Ltd., Cv.,
                Zero Coupon, 08/08/08 ........      341,184
40,000,000(b) Ibiden Co. Ltd., Cv.,
                Zero Coupon, 09/30/14 ........      409,698
                                                -----------
                                                  1,444,755
                                                -----------
              ENERGY AND UTILITIES -- 2.7%
   110,000    Devon Energy Corp., Deb. Cv.,
                4.950%, 08/15/08 .............      126,775
   100,000    Hanover Compressor Co., Cv.,
                4.750%, 03/15/08 .............       97,125
   325,000    Schlumberger Ltd., Deb. Cv.,
                1.500%, 06/01/23 .............      356,688
                                                -----------
                                                    580,588
                                                -----------


  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ---------                                        ------

              ENTERTAINMENT -- 1.6%
$  200,000    Liberty Media Corp., Deb. Cv.,
                3.250%, 03/15/31 .............  $   171,750
   200,000    Liberty Media Corp., Deb. Cv.,
                3.250%, 03/15/31 (a) .........      171,750
                                                -----------
                                                    343,500
                                                  ---------
              EQUIPMENT AND SUPPLIES -- 7.6%
40,000,000(b) Central Glass Co. Ltd., Cv.,
                Zero Coupon, 03/31/10 ........      387,019
   367,500(c) Compagnie de Saint-Gobain, Cv.,
                2.625%, 01/01/07 .............      500,606
   375,000    Cooper Cameron Corp., Cv.,
                1.500%, 05/15/24 .............      400,312
20,000,000(b) Horiba Ltd., Cv.,
                0.850%, 03/17/06 .............      340,623
                                                -----------
                                                  1,628,560
                                                -----------
              FINANCIAL SERVICES -- 11.7%
   200,000(c) Bank Austria Creditanstalt, Cv.,
                1.250%, 01/15/07 .............      379,814
   350,000    Chinatrust Financial Holding Co. Ltd., Cv.,
                Zero Coupon, 07/08/07 ........      447,342
   200,000(d) Forester Ltd., Cv.,
                3.750%, 11/12/09 .............      442,199
50,000,000(b) Lopro Corp., Cv.,
                Zero Coupon, 11/06/06 ........      626,813
   500,000    Repcon Luxembourg SA, Cv.,
                4.500%, 01/26/11 .............      618,424
                                                -----------
                                                  2,514,592
                                                -----------
              FOOD AND BEVERAGE -- 0.9%
   117,700(c) Pernod Ricard SA, Cv.,
                2.500%, 01/01/08 .............      201,811
                                                -----------
              HEALTH CARE -- 8.0%
   375,000    Fisher Scientific International Inc.,
                Sub. Deb. Cv.,
                3.250%, 03/01/24 .............      382,031
40,000,000(b) Fujirebio Inc., Cv.,
                Zero Coupon, 12/29/06 ........      617,365
   250,000    Manor Care Inc., Cv.,
                2.625%, 04/15/23 .............      320,312
40,000,000(b) Rohto Pharmaceutical Co., Cv.,
                Zero Coupon, 09/30/08 ........      404,225
                                                -----------
                                                  1,723,933
                                                -----------
              HOTELS AND GAMING -- 2.2%
   200,000(d) Hilton Group Finance Jersey Ltd., Cv.,
                3.375%, 10/02/10 .............      465,678
                                                -----------
              METALS AND MINING -- 3.4%
   300,000    Agnico-Eagle Mines Ltd., Sub. Deb. Cv.,
                4.500%, 02/15/12 .............      344,235
25,000,000(b) Daido Metal Co. Ltd., Cv.,
                0.200%, 09/28/07 .............      396,344
                                                -----------
                                                    740,579
                                                -----------
              REAL ESTATE -- 2.2%
20,000,000(b) Heiwa Real Estate, Cv.,
                Zero Coupon, 06/24/08 ........      202,182
26,000,000(b) Mitsui Fudosan Co. Ltd., Cv.,
                Zero Coupon, 07/30/10 ........      260,939
                                                -----------
                                                    463,121
                                                -----------

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ---------                                        ------

              CONVERTIBLE CORPORATE BONDS (CONTINUED)
              RETAIL -- 4.3%
$35,000,000(b)  Belluna Co. Ltd., Cv.,
                0.200%, 03/30/07 .............  $   349,728
30,000,000(b) Kasumi Co. Ltd., Cv.,
                1.100%, 02/28/07 .............      343,549
   250,000(e) Swatch Group Finance, Cv.,
                2.625%, 10/15/10 .............      222,728
                                                -----------
                                                    916,005
                                                -----------
              TELECOMMUNICATIONS -- 3.0%
   150,000(d) Cable & Wireless plc, Cv.,
                4.000%, 07/16/10 .............      306,557
   225,000    Harris Corp., Deb. Cv.,
                3.500%, 08/15/22 .............      340,312
                                                -----------
                                                    646,869
                                                -----------
              TOTAL CONVERTIBLE CORPORATE BONDS  15,506,679
                                                -----------
    SHARES
    ------
              PREFERRED STOCKS -- 21.0%
              AEROSPACE -- 0.5%
    40,000    BAE Systems plc,
                7.750% Cv. Pfd. ..............      102,991
                                                -----------
              AUTOMOTIVE -- 1.0%
    11,000    General Motors Corp.,
                5.250% Cv. Pfd., Ser. B ......      205,480
                                                -----------
              BROADCASTING -- 2.9%
    14,000    Emmis Communications Corp.,
                6.250% Cv. Pfd., Ser. A ......      614,600
                                                -----------
              CONSUMER PRODUCTS -- 2.9%
    14,000    Newell Financial Trust,
                5.250% Cv. Pfd. ..............      644,000
                                                -----------
              ENERGY AND UTILITIES -- 5.2%
     4,500    Arch Coal Inc.,
                5.000% Cv. Pfd. ..............      468,000
     6,500    FPL Group Inc.,
                8.000% Cv. Pfd., Ser. B ......      403,065
     5,000    Hanover Compressor Capital Trust,
                7.250% Cv. Pfd. ..............      244,375
                                                -----------
                                                  1,115,440
                                                -----------
              FINANCIAL SERVICES -- 1.7%
              Doral Financial Corp.,
     1,000      4.750% Cv. Pfd. ..............      181,375
     1,000      4.750% Cv. Pfd. (a) ..........      178,000
                                                -----------
                                                    359,375
                                                -----------
              HEALTH CARE -- 1.2%
     5,000    Omnicare Inc.,
                4.000% Cv. Pfd., Ser. B ......      257,850
                                                -----------
              METALS AND MINING -- 2.2%
       470    Freeport-McMoRan Copper & Gold Inc.,
                5.500% Cv. Pfd. ..............      465,888
                                                -----------
              PAPER AND FOREST PRODUCTS -- 0.5%
     2,000    Amcor Ltd.,
                7.250% Cv. Pfd. ..............      113,000
                                                -----------



                                                   MARKET
   SHARES                                          VALUE*
   ------                                          ------
              TELECOMMUNICATIONS -- 2.9%
    15,000    Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ......  $   639,000
                                                -----------
              TOTAL PREFERRED STOCKS .........    4,517,624
                                                -----------
              COMMON STOCKS -- 1.2%
              EQUIPMENT AND SUPPLIES -- 1.2%
     9,886    Sato Corp. ....................       248,925
                                                -----------
   PRINCIPAL
    AMOUNT
   -------
              CORPORATE BONDS -- 1.1%
              DIVERSIFIED INDUSTRIAL -- 1.1%
$  197,518(c) Elektrim Finance BV,
                2.000%, 12/15/05 ............       225,957
                                                -----------
              U.S. GOVERNMENT OBLIGATIONS -- 4.6%
 1,001,000    U.S. Treasury Bill,
                2.671%++, 04/21/05 ..........       999,537
                                                -----------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $20,132,221) ..........   $21,498,722
                                                -----------
                                                -----------
----------------
              For Federal tax purposes:
              Aggregate cost ................   $20,132,221
                                                -----------
                                                -----------
              Gross unrealized appreciation .   $ 1,882,712
              Gross unrealized depreciation .      (516,211)
                                                -----------
              Net unrealized appreciation
                (depreciation) ..............   $ 1,366,501
                                                -----------
                                                -----------
----------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of Rule 144A securities amounted to $998,750 or 4.65% of total investments. These securities have been deemed by the Board of Directors to be liquid securities.
(b)  Principal amount denoted in Japanese Yen.
(c)  Principal amount denoted in Euros.
(d)  Principal amount denoted in British Pounds.
(e)  Principal amount denoted in Swiss Francs.
++   Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                         % OF
                                         MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------              -------     --------
North America ........................   50.6%  $10,877,849
Japan ................................   26.0     5,596,520
Europe ...............................   17.9     3,846,950
Asia/Pacific .........................    5.5     1,177,403
                                        ------  -----------
                                        100.0%  $21,498,722
                                        ------  -----------
                                        ------  -----------

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

            COMMON STOCKS -- 98.1%
            AEROSPACE -- 1.9%
     8,358  Northrop Grumman Corp. ..........  $    451,165
    15,000  United Technologies Corp. .......     1,524,900
                                               ------------
                                                  1,976,065
                                               ------------
            BROADCASTING -- 2.5%
    13,000  Lagardere SCA ...................       984,146
    60,000  Mediaset SpA ....................       863,332
     5,200  Nippon Television Network Corp. .       812,758
                                               ------------
                                                  2,660,236
                                               ------------
            BUILDING AND CONSTRUCTION -- 3.1%
    10,000  CRH plc .........................       262,110
    15,000  Fomento de Construcciones y
              Contratas SA ..................       766,693
    10,000  Koninklijke BAM Groep NV ........       589,814
    50,000  Sekisui House Ltd. ..............       533,899
     2,500  Technip SA ......................       418,055
    15,000  Wienerberger AG .................       682,693
                                               ------------
                                                  3,253,264
                                               ------------
            BUSINESS SERVICES -- 1.4%
    10,000  SAP AG, ADR .....................       400,800
    26,000  Secom Co. Ltd. ..................     1,081,414
                                               ------------
                                                  1,482,214
                                               ------------
            CABLE AND SATELLITE -- 1.7%
    17,500  Comcast Corp., Cl. A+ ...........       591,150
    27,054  Liberty Media International Inc.,
              Cl. A+ ........................     1,183,342
                                               ------------
                                                  1,774,492
                                               ------------
            CHEMICALS AND ALLIED PRODUCTS -- 1.0%
    11,000  Dow Chemical Co. ................       548,350
    13,000  Shin-Etsu Chemical Co. Ltd. .....       492,213
                                               ------------
                                                  1,040,563
                                               ------------
            COMPUTER SOFTWARE AND SERVICES -- 3.0%
    50,000  Cisco Systems Inc.+ .............       894,500
    20,000  Dell Inc.+ ......................       768,400
    10,000  Electronic Arts Inc.+ ...........       517,800
    38,000  Microsoft Corp. .................       918,460
                                               ------------
                                                  3,099,160
                                               ------------
            CONSUMER PRODUCTS -- 4.0%
     9,924  Altadis SA ......................       405,872
     5,500  Christian Dior SA ...............       401,041
    15,314  Compagnie Financiere Richemont AG,
              Cl. A .........................       480,783
    17,247  Gallaher Group plc ..............       246,074
    37,000  Luxottica Group SpA .............       759,252
    20,000  Procter & Gamble Co. ............     1,060,000
     6,000  Swatch Group AG, Cl. B ..........       824,715
                                               ------------
                                                  4,177,737
                                               ------------
            DIVERSIFIED INDUSTRIAL -- 4.1%
    15,000  3M Co. ..........................     1,285,350
    40,000  Bouygues SA .....................     1,585,627
     9,000  ITT Industries Inc. .............       812,160
    10,000  Rockwell Automation Inc. ........       566,400
                                               ------------
                                                  4,249,537
                                               ------------
            ELECTRONICS -- 6.0%
    30,000  Altera Corp.+ ...................       593,400
    22,000  Applied Materials Inc.+ .........       357,500
    25,000  Intel Corp. .....................       580,750


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

    30,000  Linear Technology Corp. .........  $  1,149,300
    20,000  Microchip Technology Inc. .......       520,200
     5,700  Rohm Co. Ltd. ...................       550,172
     2,570  Samsung Electronics Co. Ltd. ....     1,270,448
    21,000  Texas Instruments Inc. ..........       535,290
     3,000  Tokyo Electron Ltd. .............       170,941
    20,000  Xilinx Inc. .....................       584,600
                                               ------------
                                                  6,312,601
                                               ------------
            ENERGY AND UTILITIES -- 9.2%
    60,000  AES Corp.+ ......................       982,800
    15,000  BP plc, ADR .....................       936,000
     2,133  ConocoPhillips ..................       230,023
    21,172  Devon Energy Corp. ..............     1,010,963
    78,630  El Paso Corp. ...................       831,905
    75,000  Enel SpA ........................       717,499
     8,998  Eni SpA .........................       233,631
     5,000  Eni SpA, ADR ....................       650,800
     5,000  Equitable Resources Inc. ........       287,200
     7,288  Pioneer Natural Resources Co. ...       311,343
    10,000  Schlumberger Ltd. ...............       704,800
    15,000  Suncor Energy Inc. ..............       603,150
     2,063  Total SA ........................       482,703
     5,000  Total SA, ADR ...................       586,150
    20,000  Transocean Inc.+ ................     1,029,200
                                               ------------
                                                  9,598,167
                                               ------------
            ENTERTAINMENT -- 4.0%
    90,000  Publishing & Broadcasting Ltd. ..     1,069,716
    65,239  Time Warner Inc.+ ...............     1,144,944
    17,947  Viacom Inc., Cl. A ..............       628,863
    45,180  Vivendi Universal SA+ ...........     1,383,928
                                               ------------
                                                  4,227,451
                                               ------------
            EQUIPMENT AND SUPPLIES -- 2.1%
    10,000  Ingersoll-Rand Co. Ltd., Cl. A ..       796,500
     2,600  Keyence Corp. ...................       602,294
     3,500  Vallourec SA ....................       739,989
                                               ------------
                                                  2,138,783
                                               ------------
            FINANCIAL SERVICES -- 11.2%
     4,500  Allianz AG ......................       571,374
    10,000  American Express Co. ............       513,700
    30,000  Anglo Irish Bank Corp. plc ......       750,554
    30,000  Aviva plc .......................       359,998
    29,039  Bank of Ireland, Ireland ........       457,363
    10,000  Bank of Ireland, London .........       157,889
    34,000  Citigroup Inc. ..................     1,527,960
    10,000  Goldman Sachs Group Inc. ........     1,099,900
    15,000  HSBC Holdings plc, ADR ..........     1,191,000
    11,914  Irish Life & Permanent plc ......       211,583
    20,000  Lloyds TSB Group plc ............       180,660
    19,895  Merrill Lynch & Co. Inc. ........     1,126,057
    85,000  Nikko Cordial Corp. .............       424,881
    45,316  RAS SpA .........................     1,066,183
    15,000  State Street Corp. ..............       655,800
    15,000  UBS AG, New York ................     1,266,000
     2,000  UBS AG, Switzerland .............       168,889
                                               ------------
                                                 11,729,791
                                               ------------
            FOOD AND BEVERAGE -- 6.7%
    53,000  Ajinomoto Co. Inc. ..............       646,498
    70,000  Allied Domecq plc ...............       705,727
     8,996  Coca-Cola Hellenic Bottling Co. SA      226,232
    15,000  Davide Campari-Milano SpA .......     1,043,193
    77,000  Diageo plc ......................     1,085,511
     6,000  Diageo plc, ADR .................       341,400

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

            COMMON STOCKS (CONTINUED)
            FOOD AND BEVERAGE (CONTINUED)
    31,000  General Mills Inc. ..............  $  1,523,650
    20,000  PepsiCo Inc. ....................     1,060,600
     2,500  Pernod-Ricard ...................       349,027
                                               ------------
                                                  6,981,838
                                               ------------
            HEALTH CARE -- 13.8%
    20,000  Amgen Inc.+ .....................     1,164,200
    25,000  Caremark Rx Inc.+ ...............       994,500
     5,000  Edwards Lifesciences Corp.+ .....       216,100
    10,000  Eli Lilly & Co. .................       521,000
    15,000  Genentech Inc.+ .................       849,150
    10,000  Genzyme Corp.+ ..................       572,400
    65,000  GlaxoSmithKline plc .............     1,489,974
    20,000  Hisamitsu Pharmaceutical Co. Inc.       442,973
    20,000  Medtronic Inc. ..................     1,019,000
    14,000  Novartis AG .....................       653,150
    17,776  Pfizer Inc. .....................       466,976
     6,200  Roche Holding AG ................       664,554
    15,530  Sanofi-Aventis ..................     1,309,550
    30,000  Smith & Nephew plc ..............       282,045
     2,400  Straumann Holding AG ............       519,711
    20,000  Stryker Corp. ...................       892,200
     4,800  Synthes Inc. ....................       533,757
    13,000  Takeda Pharmaceutical Co. Ltd. ..       619,510
    15,000  Zimmer Holdings Inc.+ ...........     1,167,150
                                               ------------
                                                 14,377,900
                                               ------------
            HOTELS AND GAMING -- 0.6%
     8,550  Greek Organization of Football
              Prognostics SA ................       249,153
    62,011  Hilton Group plc ................       352,728
                                               ------------
                                                    601,881
                                               ------------
            MACHINERY -- 1.5%
    10,000  Caterpillar Inc. ................       914,400
    10,000  Deere & Co. .....................       671,300
                                               ------------
                                                  1,585,700
                                               ------------
            METALS AND MINING -- 7.0%
    25,404  Freeport-McMoRan Copper & Gold Inc.,
              Cl. B .........................     1,006,253
    61,026  Gold Fields Ltd., ADR ...........       701,189
    98,624  IAMGOLD Corp. ...................       607,381
    30,000  Meridian Gold Inc.+ .............       505,200
    23,473  Newmont Mining Corp. ............       991,734
   837,500  Oxiana Ltd.+ ....................       653,271
    27,614  Peabody Energy Corp. ............     1,280,185
    29,980  Placer Dome Inc., Australia .....       486,226
    48,384  Randgold Resources Ltd., ADR+ ...       598,026
     5,000  Umicore .........................       507,499
                                               ------------
                                                  7,336,964
                                               ------------
            PUBLISHING -- 0.7%
    40,000  News Corp., Cl. B ...............       704,400
                                               ------------
            RETAIL -- 5.2%
    15,000  Bed Bath & Beyond Inc.+ .........       548,100
    10,000  Best Buy Co. Inc. ...............       540,100
    10,000  Coach Inc.+ .....................       566,300
    20,000  Matsumotokiyoshi Co. Ltd. .......       593,118
    24,000  Tiffany & Co. ...................       828,480
    10,000  Wal-Mart Stores Inc. ............       501,100
    20,000  Walgreen Co. ....................       888,400
    10,000  Whole Foods Market Inc. .........     1,021,300
                                               ------------
                                                  5,486,898
                                               ------------



                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
            TELECOMMUNICATIONS -- 3.5%
       200  KDDI Corp. ......................  $    990,394
    12,250  Rogers Communications Inc., Cl. B       333,465
    23,000  Sprint Corp. ....................       523,250
    25,000  TDC A/S .........................     1,053,756
    80,000  Telecom Italia SpA ..............       303,333
    27,000  Telefonica SA ...................       470,399
                                               ------------
                                                  3,674,597
                                               ------------
            WIRELESS COMMUNICATIONS -- 3.9%
       480  NTT DoCoMo Inc. .................       805,745
   475,000  O2 plc+ .........................     1,070,426
    20,000  QUALCOMM Inc. ...................       733,000
    35,000  Telefonica Moviles SA ...........       414,684
   415,000  Vodafone Group plc ..............     1,101,866
                                               ------------
                                                  4,125,721
                                               ------------
            TOTAL COMMON STOCKS .............   102,595,960
                                               ------------
            WARRANTS -- 0.0%
            COMPUTER SOFTWARE AND SERVICES -- 0.0%
    15,375  Diversinet Corp. Warrants+ (a)(b)             0
                                               ------------
  PRINCIPAL
   AMOUNT
   ------
            U.S. GOVERNMENT OBLIGATIONS -- 1.9%
$1,940,000  U.S. Treasury Bills,
              2.611% to 2.767%++,
              04/07/05 to 06/16/05 ..........     1,934,819
                                               ------------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $90,436,596) ............  $104,530,779
                                               ------------
                                               ------------
----------------
              For Federal tax purposes:
              Aggregate cost ................  $ 90,436,596
                                               ------------
                                               ------------
              Gross unrealized appreciation .  $ 15,922,442
              Gross unrealized depreciation .    (1,828,259)
                                               ------------
              Net unrealized appreciation
                (depreciation) ..............  $ 14,094,183
                                               ------------
                                               ------------
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2005, the market value of fair valued securities amounted to $0 or 0.00% of total investments.
(b) At March 31, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:
                                                                   03/31/05
                                                                   CARRYING
ACQUISITION                             ACQUISITION ACQUISITION      VALUE
  SHARES   ISSUER                           DATE        COST       PER UNIT
  ------   ------                       ----------- -----------    --------
 15,375    Diversinet Corp. Warrants .... 03/28/02     $0.00       $0.0000
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------              ------   ------------
North America .......................    51.1%   $ 53,459,143
Europe ..............................    36.2      37,813,703
Japan ...............................     8.4       8,766,810
Asia/Pacific ........................     2.8       2,993,434
Latin America .......................     0.8         796,500
South Africa ........................     0.7         701,189
                                        ------   ------------
                                        100.0%   $104,530,779
                                        ------   ------------
                                        ------   ------------

THE GABELLI GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

             COMMON STOCKS -- 100.0%
             AEROSPACE -- 2.7%
      3,000  L-3 Communications Holdings Inc. . $   213,060
      5,500  Lockheed Martin Corp. ............     335,830
                                                -----------
                                                    548,890
                                                -----------
             AVIATION: PARTS AND SERVICES -- 1.4%
      3,700  Precision Castparts Corp. ........     284,937
                                                -----------
             BROADCASTING -- 5.3%
     20,000  Mediaset SpA .....................     287,777
      5,000  RTL Group ........................     377,870
     20,000  Tokyo Broadcasting System Inc. ...     389,816
                                                -----------
                                                  1,055,463
                                                -----------
             BUILDING AND CONSTRUCTION -- 4.4%
     22,000  Aica Kogyo Co. Ltd. ..............     248,456
     24,125  CRH plc ..........................     632,342
                                                -----------
                                                    880,798
                                                -----------
             BUSINESS SERVICES -- 1.2%
     17,000  Sohgo Security Services Co. Ltd. .     244,624
                                                -----------
             CABLE AND SATELLITE -- 1.7%
      7,000  Cablevision Systems Corp., Cl. A+      196,350
      3,172  Liberty Media International Inc.,
               Cl. A+ .........................     138,743
                                                -----------
                                                    335,093
                                                -----------
             CONSUMER PRODUCTS -- 10.0%
      7,000  Altadis SA .......................     286,287
      8,000  Christian Dior SA ................     583,332
     15,000  Compagnie Financiere Richemont AG,
               Cl. A ..........................     470,925
     22,000  Marzotto SpA .....................     460,573
      4,000  Procter & Gamble Co. .............     212,000
                                                -----------
                                                  2,013,117
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 1.4%
      7,000  Bouygues SA ......................     277,485
                                                -----------
             ELECTRONICS -- 1.0%
      2,000  Rohm Co. Ltd. ....................     193,043
                                                -----------
             ENERGY AND UTILITIES -- 7.9%
     40,000  Kanto Natural Gas Development Co.
               Ltd. ...........................     267,089
      3,000  Murphy Oil Corp. .................     296,190
      7,000  Petroleo Brasileiro SA, ADR ......     309,260
      3,600  Schlumberger Ltd. ................     253,728
      6,000  Suncor Energy Inc. ...............     241,260
      4,000  Transocean Inc.+ .................     205,840
                                                -----------
                                                  1,573,367
                                                -----------
             ENTERTAINMENT -- 7.2%
     36,200  Liberty Media Corp., Cl. A+ ......     375,394
     50,000  Publishing & Broadcasting Ltd. ...     594,286
     15,000  Time Warner Inc.+ ................     263,250
      7,000  Vivendi Universal SA, ADR+ .......     214,200
                                                -----------
                                                  1,447,130
                                                -----------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

             FINANCIAL SERVICES -- 8.4%
     30,000  Bank of Ireland .................. $   473,666
      7,000  Citigroup Inc. ...................     314,580
     25,000  Kinnevik Investment AB, Cl. B ....     237,770
     63,000  Nikko Cordial Corp. ..............     314,912
      4,000  UBS AG ...........................     337,600
                                                -----------
                                                  1,678,528
                                                -----------
             FOOD AND BEVERAGE -- 3.6%
      5,000  General Mills Inc. ...............     245,750
      5,000  PepsiCo Inc. .....................     265,150
      2,000  Whole Foods Market Inc. ..........     204,260
                                                -----------
                                                    715,160
                                                -----------
             HEALTH CARE -- 13.9%
      8,208  GlaxoSmithKline plc ..............     188,149
      7,000  Novartis AG ......................     326,575
      6,000  Roche Holding AG .................     643,117
      6,691  Sanofi-Aventis, ADR ..............     283,297
    100,000  Sorin SpA+ .......................     319,537
      1,200  Straumann Holding AG .............     259,855
      2,000  Synthes Inc. .....................     222,399
      6,000  Takeda Pharmaceutical Co. Ltd. ...     285,927
      5,000  William Demant Holding A/S+ ......     249,683
                                                -----------
                                                  2,778,539
                                                -----------
             HOTELS AND GAMING -- 1.4%
     10,000  Greek Organization of Football
               Prognostics SA .................     291,407
                                                -----------
             METALS AND MINING -- 10.5%
     17,726  Andsberg Ltd.+ (a) ...............      15,741
     14,726  Antofagasta plc ..................     355,091
     65,000  Gold Fields Ltd., ADR ............     746,850
     10,000  Harmony Gold Mining Co. Ltd. .....      79,563
     24,000  Harmony Gold Mining Co. Ltd., ADR      187,200
     17,000  Newmont Mining Corp. .............     718,250
                                                -----------
                                                  2,102,695
                                                -----------
             PUBLISHING -- 1.1%
     70,000  Independent News & Media plc .....     230,481
                                                -----------
             RETAIL -- 2.8%
     10,000  Matsumotokiyoshi Co. Ltd. ........     296,559
      6,000  Walgreen Co. .....................     266,520
                                                -----------
                                                    563,079
                                                -----------
             TELECOMMUNICATIONS -- 8.9%
      3,000  ALLTEL Corp. .....................     164,550
     10,000  Deutsche Telekom AG, ADR+ ........     199,600
         53  KDDI Corp. .......................     262,454
     10,500  Rogers Communications Inc., Cl. B      286,020
     10,500  Sprint Corp. .....................     238,875
     65,000  Telecom Italia SpA ...............     246,458
      4,179  Telefonica SA, ADR ...............     217,183
      4,500  Verizon Communications Inc. ......     159,750
                                                -----------
                                                  1,774,890
                                                -----------

THE GABELLI GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

             COMMON STOCKS (CONTINUED)
             WIRELESS COMMUNICATIONS -- 5.2%
     10,000  Nextel Communications Inc., Cl. A+ $   284,200
     20,000  Telefonica Moviles SA ............     236,963
      2,300  Telephone & Data Systems Inc. ....     187,680
      1,500  United States Cellular Corp.+ ....      68,445
    100,000  Vodafone Group plc ...............     265,510
                                                -----------
                                                  1,042,798
                                                -----------
             TOTAL COMMON STOCKS ..............  20,031,524
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $16,152,447) .............. $20,031,524
                                                -----------
                                                -----------
--------------------
              For Federal tax purposes:
              Aggregate cost .................. $16,152,447
                                                -----------
                                                -----------
              Gross unrealized appreciation ... $ 5,221,201
              Gross unrealized depreciation ...  (1,342,124)
                                                -----------
              Net unrealized appreciation
                (depreciation) ................ $ 3,879,077
                                                -----------
                                                -----------
--------------------
   +     Non-income producing security.
   ADR - American Depository Receipt.
   (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2005, the market value of fair valued securities amounted to $15,741 or 0.08% of total investments.
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.



                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------              ------      -------
Europe ..............................    44.2%  $ 8,853,271
North America .......................    31.4     6,298,644
Japan ...............................    12.5     2,502,882
South Africa ........................     5.0     1,013,613
Latin America .......................     3.9       768,828
Asia/Pacific ........................     3.0       594,286
                                        ------  -----------
                                        100.0%  $20,031,524
                                        ------  -----------
                                        ------  -----------

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------

             COMMON STOCKS -- 99.3%
             BROADCASTING -- 0.7%
     23,566  CanWest Global Communications
               Corp.+ .......................  $    286,091
     35,434  CanWest Global Communications Corp.,
               Cl. A+ .......................       433,808
      1,400  Claxson Interactive Group Inc.+          6,475
     10,000  Cogeco Inc. ....................       192,197
      7,000  Fisher Communications Inc.+ ....       361,970
     60,000  Paxson Communications Corp.+ ...        41,400
                                               ------------
                                                  1,321,941
                                               ------------
             BUSINESS SERVICES -- 1.3%
     75,000  AFK Sistema, GDR+ ..............     1,217,250
      9,000  Carlisle Holdings Ltd. .........        59,674
      4,000  Convergys Corp.+ ...............        59,720
     13,000  Donnelley (R.H.) Corp.+ ........       755,170
     59,500  Group 4 Securicor plc ..........       154,043
     15,000  TPG NV, ADR ....................       426,300
                                               ------------
                                                  2,672,157
                                               ------------
             CABLE -- 4.7%
     80,000  Adelphia Communications Corp.,
               Cl. A+ .......................        19,200
     19,065  Austar United Communications Ltd.+      12,515
     80,000  Cablevision Systems Corp., Cl. A+    2,244,000
     72,000  Charter Communications Inc., Cl. A+    115,200
     50,000  Comcast Corp., Cl. A+ ..........     1,689,000
     24,000  Comcast Corp., Cl. A, Special+ .       801,600
     47,000  Insight Communications Co. Inc.,
               Cl A+ ........................       556,950
     50,000  Liberty Media International Inc.,
               Cl. A+ .......................     2,187,000
     20,000  Mediacom Communications Corp.,
               Cl. A+ .......................       130,800
    185,000  UnitedGlobalCom Inc., Cl. A+ ...     1,750,100
                                               ------------
                                                  9,506,365
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 2.6%
    120,000  Agere Systems Inc., Cl. B+ .....       170,400
     15,000  Andrew Corp.+ ..................       175,650
        500  Avaya Inc.+ ....................         5,840
    100,000  Champion Technology Holdings Ltd.       15,642
     25,000  Communications Systems Inc. ....       285,000
      1,200  Copper Mountain Networks Inc.+ .         1,212
      3,200  Ericsson (L.M.) Telephone Co.,
               Cl. B, ADR+ ..................        90,240
     75,000  Furukawa Electric Co. Ltd.+ ....       343,421
    100,000  GN Store Nord A/S ..............     1,148,365
     15,000  JDS Uniphase Corp.+ ............        25,050
      1,000  L-3 Communications Holdings Inc.        71,020
    100,000  Lucent Technologies Inc.+ ......       275,000
     85,000  Motorola Inc. ..................     1,272,450
     28,000  Nokia Corp., ADR ...............       432,040
     45,000  Nortel Networks Corp.+ .........       122,850
     22,000  Scientific-Atlanta Inc. ........       620,840
        750  Siemens AG, ADR ................        59,295
    300,000  Time Engineering Berhad+ .......        32,369
                                               ------------
                                                  5,146,684
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
      2,000  America Online Latin America Inc.,
               Cl. A+ .......................  $        280
      6,000  Covad Communications Group Inc.+         7,200
      3,230  EarthLink Inc.+ ................        29,070
      1,000  Geoworks Corp.+ ................            32
         20  Korea Thrunet Co. Ltd., Cl. A+ (c)           1
     18,000  Net2Phone Inc.+ ................        28,980
     20,000  NorthPoint Communications Group
              Inc.+ .........................            14
      5,852  Telecom Italia Media SpA+ ......         3,269
      1,000  Via Net.Works Inc.+ ............           200
                                               ------------
                                                     69,046
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 1.5%
     67,730  Bouygues SA ....................     2,684,862
     50,000  Hutchison Whampoa Ltd. .........       424,710
                                               ------------
                                                  3,109,572
                                               ------------
             ELECTRONICS -- 0.2%
     35,000  California Micro Devices Corp.+        176,750
      8,000  Freescale Semiconductor Inc.,
              Cl. B+ ........................       138,000
      2,000  TiVo Inc.+ .....................        10,340
      1,000  Vishay Intertechnology Inc.+ ...        12,430
                                               ------------
                                                    337,520
                                               ------------
             ENERGY AND UTILITIES -- 0.4%
      3,000  E.ON AG ........................       257,405
     13,500  SCANA Corp. ....................       515,970
      3,000  SJW Corp. ......................       105,390
                                               ------------
                                                    878,765
                                               ------------
             ENTERTAINMENT -- 6.8%
    450,000  Gemstar-TV Guide International
               Inc.+ ........................     1,957,500
    480,000  Liberty Media Corp., Cl. A+ ....     4,977,600
     15,000  Metromedia International Group
               Inc.+ ........................        23,100
    200,000  Time Warner Inc.+ ..............     3,510,000
    100,000  Vivendi Universal SA, ADR+ .....     3,060,000
                                               ------------
                                                 13,528,200
                                               ------------
             EQUIPMENT AND SUPPLIES -- 0.2%
      1,000  Amphenol Corp., Cl. A ..........        37,040
     15,000  ThyssenKrupp AG ................       308,972
                                               ------------
                                                    346,012
                                               ------------
             PUBLISHING -- 0.7%
      1,500  Media General Inc., Cl. A ......        92,775
     35,000  News Corp., Cl. A ..............       592,200
      2,000  News Corp., Cl. B ..............        35,220
     15,428  Seat Pagine Gialle SpA .........         6,430
     25,000  Telegraaf Holdingsmij - CVA ....       644,906
                                               ------------
                                                  1,371,531
                                               ------------

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             COMMON STOCKS (CONTINUED)
             SATELLITE -- 2.8%
      1,500  Asia Satellite Telecommunications
              Holdings Ltd., ADR ............  $     28,050
      1,500  British Sky Broadcasting
              Group plc, ADR ................        66,075
    140,000  DIRECTV Group Inc.+ ............     2,018,800
    100,000  EchoStar Communications Corp.,
              Cl. A .........................     2,925,000
      3,000  Lockheed Martin Corp. ..........       183,180
     40,000  Loral Space & Communications
              Ltd.+ .........................         8,800
      2,524  Orbital Sciences Corp.+ ........        24,432
     10,000  Pegasus Communications Corp.,
              Cl. A+ ........................       132,800
      8,000  PT Indosat Tbk, ADR ............       206,800
                                               ------------
                                                  5,593,937
                                               ------------
             TELECOMMUNICATIONS: BROADBAND -- 0.3%
     15,000  ATX Communications Inc.+ .......           307
      3,000  Choice One Communications Inc.+ (c)          0
      6,720  Colt Telecom Group plc, ADR+ ...        25,738
      2,000  Davel Communications Inc.+ .....            28
     10,000  E.Spire Communications Inc.+ ...             8
     18,000  Golden Telecom Inc. ............       460,800
     22,422  McLeodUSA Inc., Cl. A+ .........         4,036
      6,000  Time Warner Telecom Inc., Cl. A+        23,820
                                               ------------
                                                    514,737
                                               ------------
             TELECOMMUNICATIONS: LONG DISTANCE -- 8.2%
     60,000  AT&T Corp. .....................     1,125,000
      1,000  Call-Net Enterprises Inc.+ .....         5,696
      5,200  Embratel Participacoes SA, ADR+         42,380
     80,000  General Communication Inc., Cl. A+     730,400
     37,000  IDT Corp.+ .....................       525,400
     35,000  IDT Corp., Cl. B+ ..............       517,650
        600  KDDI Corp. .....................     2,971,183
     60,000  Philippine Long Distance
              Telephone Co., ADR ............     1,512,600
    395,000  Sprint Corp. ...................     8,986,250
                                               ------------
                                                 16,416,559
                                               ------------
             TELECOMMUNICATIONS: NATIONAL -- 22.8%
     43,000  BT Group plc, ADR ..............     1,674,420
 17,415,054  Cable & Wireless Jamaica Ltd.+ .       443,459
     20,000  Cable & Wireless plc ...........        48,850
    115,000  Cable & Wireless plc, ADR ......       837,200
     25,000  Cesky Telecom AS ...............       467,704
     75,000  China Unicom Ltd., ADR .........       579,000
    150,000  Compania de Telecomunicaciones
              de Chile SA, ADR ..............     1,671,000
    300,000  Deutsche Telekom AG, ADR+ ......     5,988,000
    185,000  Elisa Corp. ....................     3,141,568
     40,000  France Telecom SA, ADR .........     1,194,800
      5,507  Hellenic Telecommunications
              Organization SA ...............        97,229


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------

     37,000  Hellenic Telecommunications
              Organization SA, ADR ..........  $    325,600
     18,000  Hungarian Telephone & Cable Corp.+     320,940
     57,000  KPN NV, ADR ....................       511,860
     10,000  KT Corp., ADR ..................       213,100
        500  Magyar Tavkozlesi Rt, ADR ......        11,775
      9,000  Manitoba Telecom Services Inc. .       344,391
        237  Nippon Telegraph & Telephone Corp.   1,036,585
     22,000  Nippon Telegraph & Telephone Corp.,
              ADR ...........................       480,700
      2,000  Pakistan Telecommunications
              Co. Ltd., GDR (a) .............       236,532
    100,000  PCCW Ltd. ......................        56,094
     68,000  Portugal Telecom SGPS SA, ADR ..       801,720
     18,360  PT Telekomunikasi Indonesia, ADR       344,066
     10,000  Rostelecom, ADR ................       125,400
    928,580  Singapore Telecommunications Ltd.    1,451,302
    115,000  Swisscom AG, ADR ...............     4,229,700
     60,000  TDC A/S, ADR ...................     1,259,400
     25,000  Telecom Corp. of New Zealand Ltd.,
              ADR ...........................       866,750
    570,000  Telecom Italia SpA .............     2,161,246
     35,000  Telecom Italia SpA, ADR ........     1,320,900
    106,000  Telefonica SA, ADR .............     5,508,820
      6,117  Telefonica SA, BDR .............       106,532
     51,000  Telefonos de Mexico SA de CV,
               Cl. L, ADR ...................     1,761,030
     46,604  Telekom Austria AG .............       912,228
    339,000  Telekom Malaysia Berhad ........       869,803
      3,355  Telemar Norte Leste SA .........        78,535
    666,336  TeliaSonera AB .................     3,957,928
      2,400  Telstra Corp. Ltd., ADR ........        47,232
      8,075  Thai Telephone & Telecom,
              GDR+ (a)(b) ...................         2,745
                                               ------------
                                                 45,486,144
                                               ------------
             TELECOMMUNICATIONS: REGIONAL -- 23.5%
     78,000  Aliant Inc. ....................     1,857,634
     47,000  ALLTEL Corp. ...................     2,577,950
     13,500  Atlantic Tele-Network Inc. .....       432,270
    170,000  BCE Inc. .......................     4,248,300
     75,000  BellSouth Corp. ................     1,971,750
     12,000  Brasil Telecom Participacoes SA,
              ADR ...........................       391,800
        952  Brasil Telecom SA ..............             5
    115,000  CenturyTel Inc. ................     3,776,600
    275,000  Cincinnati Bell Inc.+ ..........     1,168,750
    200,000  Citizens Communications Co. ....     2,588,000
     49,000  Commonwealth Telephone Enterprises
               Inc.+ ........................     2,309,860
     50,060  D&E Communications Inc. ........       457,048
      6,592  Embratel Participacoes SA+ .....             0
    170,000  First Pacific Co. Ltd.+ ........        53,946
     20,000  First Pacific Co. Ltd., ADR+ ...        31,734
      1,000  Maroc Telecom+ .................         9,593
    490,000  Qwest Communications International
               Inc.+ ........................     1,813,000
    325,000  Rogers Communications Inc., Cl. B    8,853,000
     85,000  SBC Communications Inc. ........     2,013,650
     11,000  Shenandoah Telecommunications Co.      341,000

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS: REGIONAL (CONTINUED)
     25,693  Tele Norte Leste Participacoes SA,
               ADR+ .........................  $    397,471
    217,000  Telecom Argentina SA, Cl. B, ADR+    2,660,420
     57,700  Telefonica de Argentina SA, ADR+       518,723
     13,421  TELUS Corp. ....................       431,465
     36,579  TELUS Corp., ADR ...............     1,175,813
    100,000  TELUS Corp., Non-Voting ........     3,077,622
  1,000,000  True Corp. plc+ ................       231,339
    100,000  Verizon Communications Inc. ....     3,550,000
                                               ------------
                                                 46,938,743
                                               ------------
             WIRELESS COMMUNICATIONS -- 22.6%
     38,000  ABC Communications Holdings Ltd.         3,605
     83,000  America Movil SA de CV, Cl. L, ADR   4,282,800
     50,000  Centennial Communications Corp.+       542,500
     80,000  China Mobile (Hong Kong) Ltd., ADR   1,312,800
     70,000  CP Pokphand Co. Ltd., ADR+ .....        91,994
     60,000  Dobson Communications Corp., Cl. A+    121,200
     10,000  Easycall International Ltd.+ ...           502
    240,000  Europolitan Vodafone AB+ (c) ...     1,595,271
      3,500  Grupo Iusacell SA de CV, ADR+ ..        31,675
     26,000  Himachal Futuristic
              Communications Ltd.+ (a)(c) ...        44,423
        666  Hutchison Telecommunications
              International Ltd.+ ...........           636
      2,000  Millicom International Cellular SA+     40,540
        800  Mobile TeleSystems, ADR ........        28,152
     90,000  Nextel Communications Inc., Cl. A+   2,557,800
     70,000  Nextel Partners Inc., Cl. A+ ...     1,537,200
      1,500  NTT DoCoMo Inc. ................     2,517,952
  1,550,000  O2 plc+ ........................     3,492,968
     94,500  Price Communications Corp.+ ....     1,653,750
     42,000  Rural Cellular Corp., Cl. A+ ...       222,180
     90,000  SK Telecom Co. Ltd., ADR .......     1,774,800
      3,413  Tele Centro Oeste Celular
              Participacoes SA, ADR .........        33,823
        264  Tele Leste Celular Participacoes SA,
              ADR+ ..........................         2,249
        460  Tele Norte Celular Participacoes SA,
              ADR ...........................         3,082
    950,000  Telecom Italia Mobile SpA ......     6,360,590
      1,150  Telemig Celular Participacoes SA,
              ADR ...........................        33,293
     75,000  Telephone & Data Systems Inc. ..     6,120,000
  7,213,675  Telesp Celular Participacoes SA+        13,374
     12,425  Telesp Celular Participacoes SA,
              ADR+ ..........................        74,302
      4,430  Tim Participacoes SA, ADR ......        66,494
     20,000  Total Access Communications plc+        57,600
      6,000  Triton PCS Holdings Inc., Cl. A+        13,320
    110,000  United States Cellular Corp.+ ..     5,019,300
     60,000  Vimpel-Communications, ADR+ ....     2,065,200
     40,000  Vodafone Group plc, ADR ........     1,062,400
     65,000  Western Wireless Corp., Cl. A+ .     2,467,400
                                               ------------
                                                 45,245,175
                                               ------------
             TOTAL COMMON STOCKS ............   198,483,088
                                               ------------


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             PREFERRED STOCKS -- 0.2%
             TELECOMMUNICATIONS -- 0.2%
     43,983  Brasil Telecom SA, Pfd. ........  $        180
      9,000  Philippine Long Distance Telephone Co.,
              $3.50 Cv. Pfd., Ser. III ......       441,000
                                               ------------
                                                    441,180
                                               ------------
             WIRELESS COMMUNICATIONS -- 0.0%
        501  Celular CRT Participacoes SA,
               Pfd. .........................            95
 19,593,149  Tele Sudeste Celular Participacoes
               SA, Pfd. .....................        36,398
    268,798  Telesp Celular Participacoes SA,
               Pfd.+ ........................           642
                                               ------------
                                                     37,135
                                               ------------
             TOTAL PREFERRED STOCKS .........       478,315
                                               ------------
             RIGHTS -- 0.0%
             TELECOMMUNICATIONS -- 0.0%
         10  Brasil Telecom SA Rights+ ......             0
        458  Brasil Telecom SA, Pfd Rights+ .             0
    315,789  TelecomAsia Corp. plc Rights+(c)             0
                                               ------------
             TOTAL RIGHTS ...................             0
                                               ------------
    PRINCIPAL
     AMOUNT
     ------
             U.S. GOVERNMENT OBLIGATIONS -- 0.5%
   $904,000  U.S. Treasury Bills,
              2.379% to 2.671%++,
              04/21/05 to 05/19/05 ..........       902,679
                                               ------------
     SHARES
     ------
             WARRANTS -- 0.0%
             COMMUNICATIONS EQUIPMENT -- 0.0%
     19,375  Champion Technology Holdings Ltd.
              expires 02/16/06+ .............           556
      1,473  Lucent Technologies Inc.
              expires 12/10/07+ .............           987
                                               ------------
             TOTAL WARRANTS .................         1,543
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $151,612,688) ...........  $199,865,625
                                               ------------
                                               ------------

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------              ------      ------
North America .........................  54.4% $108,685,264
Europe ................................  30.2    60,343,045
Latin America .........................   6.3    12,559,506
Asia/Pacific ..........................   5.4    10,927,969
Japan .................................   3.7     7,349,841
                                        ------ ------------
                                        100.0% $199,865,625
                                        ------ ------------
                                        ------ ------------


------------------
              For Federal tax purposes:
              Aggregate cost ................  $151,612,688
                                               ------------
                                               ------------
              Gross unrealized appreciation .  $ 62,592,796
              Gross unrealized depreciation .   (14,339,859)
                                               ------------
              Net unrealized appreciation
               (depreciation) ...............  $ 48,252,937
                                               ------------
                                               ------------
------------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of Rule 144A securities amounted to $283,700 or 0.14% of total investments. Except as noted in (b), these securities are liquid.
 (b) At March 31, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:
                                                                   03/31/05
                                                                   CARRYING
ACQUISITION                               ACQUISITION ACQUISITION    VALUE
  SHARES    ISSUER                            DATE        COST     PER UNIT
  --------  ------                        ----------- -----------  --------
   8,075    Thai Telephone & Telecom, GDR   03/31/94   $100,542    $0.3399

 (c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2005, the market value of fair valued securities amounted to $1,639,695 or 0.82% of total investments.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
BDR - Brazilian Depository Receipt.
GDR - Global Depository Receipt.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Global Series Funds, Inc.
             ---------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     May 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.